Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Comprehensive income
Net (loss) income	$ (264,322)	$ 117,514	$ 124,380
Unrealized gain (loss) from marketable securities	1,901	(5,425)	(9,582)
(Gain) loss from marketable securities reclassified to Consolidated Statement of Operations	(571)	7,233	9,369
Foreign currency translation gain (loss)	158	(686)	(170)
Other comprehensive income (loss)	1,488	1,122	(383)
Comprehensive (loss) income	(262,834)	118,636	123,997
Comprehensive income (loss) attributable to non-controlling interest	539	504	(30,244)
Comprehensive (loss) income attributable to the Company	(263,373)	118,132	154,241
Comprehensive (loss) income	$ (262,834)	$ 118,636	$ 123,997